Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other receivables [line items]
Trade receivables	£ 6,246	£ 5,549
Other receivables	1,266	1,017
Trade receivables	7,860	6,952
Financial assets	13,543	15,632
Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Expected credit loss allowance on trade receivables credit impaired	4	20
Expected credit loss allowance	5	6
Trade and other receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of trade and other receivables [line items]
Financial assets	0	0
Trade and other receivables [member] | Remaining Balance [member]
Disclosure of trade and other receivables [line items]
Financial assets	553	402
Other receivable [member]
Disclosure of trade and other receivables [line items]
Financial assets	553	402
Financial instruments credit-impaired [member] | Trade and other receivables [member]
Disclosure of trade and other receivables [line items]
Trade receivables	86	50
Associates and joint ventures [member]
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Other receivables	£ 0	£ 0